Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES [Abstract]
Trade receivables	$ 4.4		$ 5.3
Sales tax receivable	11.0		7.9
Unsettled provisionally priced concentrate derivatives and swap contracts	(1.8)		(0.6)
Proceeds due from sale of Mesquite	0.0	$ 12.8	12.8
Other	0.5		1.0
Total trade and other receivables	$ 14.1		$ 26.4